Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 69,683	$ 107,956
Accounts receivable, net (Note 3)	192,769	137,265
Unbilled revenue	126,333	111,734
Service inventories (Note 4)	97,771	96,772
Prepaid assets	16,677	10,146
Retention withholdings	18,581	31,072
Other receivables	63,264	38,476
Other current assets	10,798	7,095
Total current assets	595,876	540,516
Non-current assets
Property, plant and equipment, net (Note 5)	437,234	438,146
Intangible assets, net	51,739	65,696
Goodwill	645,095	645,095
Operating lease right-of-use assets	22,410	26,042
Other assets	56,769	58,183
Total assets	1,809,123	1,773,678
Liabilities
Accounts payable and accrued expenses	356,414	305,308
Current installments of long-term debt (Note 6)	64,500	68,735
Short-term borrowings (Note 6)	61,269	59,720
Income taxes payable		7,728
Other taxes payable	26,223	27,482
Operating lease liabilities	3,737	5,449
Other current liabilities	30,354	29,090
Total current liabilities	542,497	503,512
Long-term debt (Note 6)	207,180	254,387
Deferred tax liabilities	4,321	5,632
Employee benefit liabilities	34,936	31,806
Non-current operating lease liabilities	19,755	20,843
Other liabilities	43,783	49,266
Total liabilities	852,472	865,446
Commitments and contingencies (Note 8)
Equity (Note 9)
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at September 30, 2025, and December 31, 2024, respectively
Common stock and additional paid in capital, no par value; unlimited shares authorized; 100,777,759 and 96,045,856 shares issued and outstanding at September 30, 2025, and December 31, 2024, respectively	899,383	894,293
Retained earnings	57,199	13,870
Accumulated other comprehensive income	69	69
Total equity	956,651	908,232
Total liabilities and equity	$ 1,809,123	$ 1,773,678